EVENTS OCURRED AFTER THE REPORT PERIOD	12 Months Ended
Dec. 31, 2019
EVENTS OCURRED AFTER THE REPORT PERIOD
EVENTS OCURRED AFTER THE REPORT PERIOD

36          EVENTS OCURRED AFTER THE REPORT PERIOD

From January 1, 2020 until the date of this report, no significant event of a financial-accounting nature has occurred which affects the interpretation of the consolidated financial statements, except for the following paragraphs.

In March 2020, the outbreak of the new coronavirus ( “COVID-19”) was declared an international pandemic by the World Health Organization, which was first reported in Wuhan, China, on December 31, 2019. This implies a risk to the economies of the countries in which Credicorp's subsidiaries operate. Due to the nature of the outbreak, several governments around the world have taken firm measures to mitigate the contagion of COVID-19, including closed international borders and severe mobility restrictions (quarantines). As a result, global GDP is estimated to contract sharply in 2020.

According to the above mentioned, the economies in which Credicorp operates (mainly Peru, Colombia and Bolivia) will be severely disrupted by two factors: (i) the effect on the international environment (economic growth of our main trade partners like China and the US, as well as lower commodity prices), and (ii) the local effect of measures to stop the COVID-19 outbreak established by the governments.

Specifically, in Peru, the Government established the emergency state on March 16th, which implied a general lockdown on the country, which has been extended until June 30th. Minor exceptions were made to sectors identified as key (food supply, health, and banking). In order to cope with the economic shock due to COVID-19, the Government announced tax alleviations, public spending alleviations, access to private savings that are the pension fund accounts and the compensation for period of service (CTS, the Spanish acronym), as well specific liquidity provision programs: the “Reactiva Peru” and the Enterprise Support Fund.

In Colombia, the Government established the emergency state on March 23rd, which has been extended until May 31st; however, to this date, sectors such as manufacturing and construction were reactivated (10% of GDP) to compensate the economic shock.

In Bolivia, the Government established the emergency state on March 21st. The lockdown was extended more than once, and a dynamic quarantine by regions was supposed to start on May 11th. However, the municipal authorities of La Paz and El Alto resolved to maintain the strict quarantine until May 31st.

Based on international news regarding the outbreak and rapid spread of the Coronavirus (COVID-19) overseas, Credicorp companies began to activate their crisis management or pandemic prevention committees from January 2020.  In this effort, a review and update of contingency policies were begun on a preventive basis, specifically those relating to manage pandemics, considering the characteristics observed of Coronavirus in other countries.

Following the above, once the virus was confirmed to be present in each of the countries, and mandatory quarantines were triggered, the Credicorp companies began to take actions to reduce the rate of virus spread and infections among our collaborators, suppliers and/or customers, including.

The below-described situation may have material impacts on the Company results of operations, financial position and liquidity; those impacts are assessed, on a day-to day basis by Management so that measures can be timely taken to mitigate the adverse effects of this situation over 2020.

For this reason, the company is also carrying out a continuous update of its strategic plans.

1)Collaborators

"	Preparing and providing our collaborators with the preventive protocols, as reinforced by the leaders, regarding detection of cases and quarantine of coworkers
"	Preparing and updating guidelines for travel, suppliers and visits of people
"	Support guidelines for collaborators that keep working in bank agencies and other sites:
-	Providing additional means of transport and/or additional and temporary allowances for transportation given the public and private transportation restrictions;
-	Providing lunch packages and /or additional and temporary allowances for food given the closure of dinners and restaurants in the cities
-	Provide information and medical assistance in areas of the country with a high level of infection and a weak health system
"	Increasing the service capacities of social workers and occupational doctors
"	Performing close follow-up on confirmed coworker cases of Coronavirus
"	Delivering personal protection kits, together with communication materials
"	Upgrading the depth and increasing frequency of office cleaning activities
"	Communicating internal protocols to suppliers who are physically present in our facilities for their adherence
"	Restrictions in capacity of individuals present at facilities to maximize social distancing between and among collaborators and customers
"

Carry out COVID-19 detection tests, under preventive or reactive strategies, as needed. This helps to detect positive cases in advance and reduce the probability of contagion in other workers; as well as minimizing the quarantine times of the workers.

It is important to maintain preventive protocols for collaborators in order to achieve continuity in our customer service agencies

2)Operations

"	Prioritizing strategies to be followed:
-	Remote working
-	Splitting up teams to different sites; and
-	Team rotation by time shifts
"

With respect to remote working, significantly extending licenses and infrastructures to enable collaborators to work home in percentages above 90% (except for collaborators in bank agencies) throughout most group companies

"

For agencies and branches, assessing on an ongoing basis whether to open up new agencies and branches to meet increased customer demand in strict line with social distancing restrictions; or keep home workers isolated so they can replace infected staff when needed

"	Setting a strategy of minimum reduction of operating capacity of Call Center
"	With respect to bank agencies, defining operating strategies to secure ATM supply
"	With respect to certain locations, supporting national government plans to pay allowances to population in the poverty segment
"	Coordinating and supporting suppliers to ensure continued performance of their activities, with a special focus on critical suppliers
"	Coordinating with sanitation, law and order and/ industry regulators
"	Keeping close monitoring on cybersecurity activities

3)Customers

"	Defining customer support and refinancing plans involving emerging obligations, , which may be refinancing plans with a guarantee from the national government, as well as the bank's own plans
"	Strengthening social responsibility campaigns

4)Financial

"

The group has been taking measures to ensure liquidity coverage ratio for both local and foreign currency and at all time horizons (15, 30 and 60 days). Liquidity risk at Credicorp is managed in a conservative way and through stringent assumptions aligned with Basel III, which is reflected in a significant amount of High Quality Liquid Assets (HQLA)

5)Communications

"	Conducting communication campaigns with guidelines and recommendations addressed to collaborators, leaders and suppliers
"	Reinforcing communications to customers, with an emphasis on the availability of digital channels and products
"	Keeping ongoing communications with collaborators on the actions taken to manage this crisis
"	Keeping ongoing communication with crisis committees within the company on actions taken and impacts

It is not possible to estimate the impact of the short and long-term effects of the outbreak of this pandemic. In this case, we do not consider it feasible to provide a quantitative estimate of the potential impact of this pandemic in the Group at the date of this report.

The consolidated financial statements have been prepared based on the existing conditions as of December 31, 2019, and considering those events that occurred after that date, which provide evidence of the conditions that existed at the date of this report. No adjustments have been recorded to the consolidated financial statements as of December 31, 2019 due to the COVID-19 impacts. Any adjustment will be recorded prospectively in the annual consolidated financial statements for the year 2020.